Debt (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Nov. 24, 2023	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Convertible note payable percentage	10.00%
Proceeds from convertible debt	$ 250,000			$ 250,000
Original issuance discount	$ 20,000	$ 10,000
Convertible price per share	$ 0.50
Lowest traded price percentage	66.00%
Loans payable		$ 641,500		600,000	72,774
Chief Executive Officer [Member]
Loan payable				8,319	34,380
Loans payable					$ 72,774
Outstanding loans			$ 81,093
Chief Financial Officer [Member]
Loans payable				$ 600,000
Loans payable				7.00%